TERM FACILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Term Facility
Balance at beginning of the period	$ 8,667	$ 9,334	$ 10,000
Repayments	(2,000)	(667)	(666)
Fair value adjustment for modification	234
Balance at end of the period	6,901	8,667	9,334
Less: Current portion	(1,017)	(4,000)	(4,666)
Non-current portion	$ 5,884	$ 4,667	$ 4,667